Plant and equipment (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Summary of Detailed Information about Property Plant and Equipment

	Assets under construction $	Plant equipment $	Computer software and equipment $	Storage containers $	Vehicles $	Leasehold improvements $	Total $
Cost
At October 31, 2021	15,638,165	6,275,419	196,273	67,619	179,298	6,219,456	28,576,230
Additions	43,648,651	12,622	162,311	—	62,000	1,278,253	45,163,837
Transfers from Assets under construction	(2,013,803)	1,668,065	309,555	25,733	—	10,450	—

At April 30, 2022	57,273,013	7,956,106	668,139	93,352	241,298	7,508,159	73,740,067

Accumulated depreciation
At October 31, 2021	—	(1,549,700)	(8,645)	(14,172)	(49,314)	(564,936)	(2,186,767)
Depreciation	—	(741,003)	(71,386)	(4,454)	(23,332)	(310,606)	(1,150,781)

At April 30, 2022	—	(2,290,703)	(80,031)	(18,626)	(72,646)	(875,542)	(3,337,548)

Carrying amounts							—
At October 31, 2021	15,638,165	4,725,719	187,628	53,447	129,984	5,654,520	26,389,463
At April 30, 2022	57,273,013	5,665,403	588,108	74,726	168,652	6,632,617	70,402,519

	Plant equipment	Storage containers	Vehicles	Leasehold improvements	Total
	$	$	$	$	$
Cost
At October 31, 2019	1,043,231	53,610	90,707	58,848	1,246,396
Additions	3,519,013	13,914	68,243	1,506,493	5,107,663
Disposals	(150,690)	—	—	—	(150,690)
Foreign Exchange on Translation	23,320	95	(1,346)	11,860	33,929

At October 31, 2020	4,434,874	67,619	157,604	1,577,201	6,237,298
Additions	17,674,983		62,017	4,642,255	22,379,255
Disposals	—		(40,323)		(40,323)

At October 31, 2021	22,109,857	67,619	179,298	6,219,456	28,576,230

Accumulated depreciation
At October 31, 2019	(170,691)	(1,397)	(2,187)	(11,329)	(185,604)
Depreciation	(350,173)	(5,977)	(22,408)	(115,958)	(494,516)
Disposals	43,744	—	—	—	43,744
Foreign Exchange on Translation	2,462	(36)	(232)	(536)	1,658

At October 31, 2020	(474,658)	(7,410)	(24,827)	(127,823)	(634,718)
Depreciation	(1,083,687)	(6,762)	(34,545)	(437,113)	(1,562,107)
Disposals	—	—	10,058	—	10,058

At October 31, 2021	(1,558,345)	(14,172)	(49,314)	(564,936)	(2,186,767)

Carrying amounts					—
At October 31, 2019	872,540	52,213	88,520	47,519	1,060,792
At October 31, 2020	3,960,216	60,209	132,777	1,449,378	5,602,580
At October 31, 2021	20,551,512	53,447	129,984	5,654,520	26,389,463